UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2000
                                                 -------------


Check here if Amendment [  x  ]; Amendment Number:     1
                                                 -------------
This Amendment (Check only one.):    [   ]   is a restatement.
                                     [ x ]   adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 8/15/00 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners LLC
Address:      56 Mason Street
              Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

     /s/ James E. Buck II        Greenwich, Connecticut         October 31, 2000
----------------------------     ----------------------         ----------------
        [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                     0
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Form 13F Information Table Entry Total:               18
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Form 13F Information Table Value Total:            $163,801
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                                                  (thousands)




List of Other Included Managers:

None

             Form 13F INFORMATION TABLE - Milton Arbitrage Partners
        LLC (quarter ending 6/30/2000) - PUBLIC (AMENDED AS OF 11/15/00)

                                                                VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP     x($1000) PRN AMT PRN CALL  DISCRETN MANAGERS   SOLE   SHARED   NONE
------------------------------    --------------    ---------  -------- ------- --- ----  -------- --------  ------  ------   ----
AMFM INC                           COMMON STOCK     001693100   26,413 382800    SH         SOLE              382800    0        0
BURR BROWN CORP                    COMMON STOCK     122574106   10220  117900    SH         SOLE              117900    0        0
CENTRAL NEWSPAPERS INC             CL A             154647101   772    12200     SH         SOLE              12200     0        0
CMP GROUP INC                      COMMON STOCK     125887109   4851   165500    SH         SOLE              165500    0        0
FIRST UTD BANCSHARES INC ARK       COMMON STOCK     33741E104   2120   139600    SH         SOLE              139600    0        0
GEON CO                            COMMON STOCK     37246W105   4424   239150    SH         SOLE              239150    0        0
HANNAFORD BROS CO                  COMMON STOCK     410550107   6523   90750     SH         SOLE              90750     0        0
INTERNATIONAL HOME FOODS INC       COMMON STOCK     459655106   13528  646100    SH         SOLE              646100    0        0
JUSTIN INDS INC                    COMMON STOCK     482171105   6031   275700    SH         SOLE              275700    0        0
LJL BIOSYSTEMS INC                 COMMON STOCK     501873103   5838   301323    SH         SOLE              301323    0        0
SANTA FE SNYDER CORP               COMMON STOCK     80218K105   12651  1104300   SH         SOLE              1104300   0        0
SEAGATE TECHNOLOGY                 COMMON STOCK     811804103   7541   137100    SH         SOLE              137100    0        0
SFX ENTMT INC                      CL A             784178105   19702  434800    SH         SOLE              434800    0        0
SPIROS DEVELOPMENT CORP            COMMON STOCK     848936100   1726   116000    SH         SOLE              116000    0        0
THERMOTREX CORP                    COMMON STOCK     883666109   3695   334000    SH         SOLE              334000    0        0
VASTAR RES INC                     COMMON STOCK     922380100   26686  324700    SH         SOLE              324700    0        0
WESLEY JESSEN VISIONCARE INC       COMMON STOCK     951018100   1364   36300     SH         SOLE              36300     0        0
YOUNG & RUBICAM INC                COMMON STOCK     987425105   9716   169900    SH         SOLE              169900    0        0